Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	121,824,654.10	13,956
Yield Supplement Overcollateralization Amount 12/31/19	2,101,918.62	0
Receivables Balance 12/31/19	123,926,572.72	13,956
Principal Payments	8,150,164.09	416
Defaulted Receivables	284,650.83	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	1,876,434.82	0
Pool Balance at 01/31/20	113,615,322.98	13,516

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.57%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	2,849,835.95	226
Past Due 61-90 days	975,188.66	80
Past Due 91-120 days	147,617.54	11
Past Due 121+ days	0.00	0
Total	3,972,642.15	317

Total 31+ Delinquent as % Ending Pool Balance	3.50%
Total 61+ Delinquent as % Ending Pool Balance	0.99%
Delinquency Trigger Occurred	NO

Recoveries	199,681.57
Aggregate Net Losses/(Gains) - January 2020	84,969.26
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.82%
Prior Net Losses Ratio	0.89%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.12%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.39%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	5.74%
Weighted Average Remaining Term	23.29

Flow of Funds	$ Amount
Collections	8,775,319.64
Investment Earnings on Cash Accounts	28,767.16
Servicing Fee	(103,272.14)
Transfer to Collection Account	0.00
Available Funds	8,700,814.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	151,357.80
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,209,331.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	340,125.74

Total Distributions of Available Funds	8,700,814.66

Servicing Fee	103,272.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 01/15/20	113,038,677.56
Principal Paid	8,209,331.12
Note Balance @ 02/18/20	104,829,346.44

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-3
Note Balance @ 01/15/20	20,208,677.56
Principal Paid	8,209,331.12
Note Balance @ 02/18/20	11,999,346.44
Note Factor @ 02/18/20	4.5799032%

Class A-4
Note Balance @ 01/15/20	74,800,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	74,800,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	18,030,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	18,030,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	151,357.80
Total Principal Paid	8,209,331.12
Total Paid	8,360,688.92

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	29,807.80
Principal Paid	8,209,331.12
Total Paid to A-3 Holders	8,239,138.92

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1762372
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5587382
Total Distribution Amount	9.7349754

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1137702
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.3333249
Total A-3 Distribution Amount	31.4470951

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/20	22,196,494.13
Investment Earnings	28,405.14
Investment Earnings Paid	(28,405.14)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13